COVER LETTER

March 19, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (the “Trust”)
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Premier Funds pursuant to
Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Small/Mid Cap Opportunities Fund (the “Fund”) dated February 1, 2013, as filed under Rule 497(e) on February 27, 2013. The purpose of this filing is to submit the 497(e) filing dated February 27, 2013 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (413) 744-7218.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Premier Funds